COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating lease commitments
Lease expiration date	Jan. 31, 2018
Future minimum payments under non-cancelable operating leases:
2014	8,101,999
2015	3,048,529
2016	1,946,349
2017	1,644,217
2018	543,913
Thereafter	861,194
Total	16,146,201
Rental expenses	9,385,783	8,588,661	5,493,427
Capital Additions [Member]
Capital commitments
Commitments to purchase machineries	105,400,000